UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Somerset Capital Advisers, LLC

Address:  10 East 40th Street, Suite 4210
          New York, New York 10016

13F File Number: 028-12670

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   P. Ross Taylor III
Title:  Chief Investment Officer
Phone:  (212) 931-9600


Signature, Place and Date of Signing:

/s/ P. Ross Taylor III          New York, New York          August 14, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    48

Form 13F Information Table Value Total:   $56,016
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                              June 30, 2009


COLUMN 1                         COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8

                                 TITLE                        VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS          CUSIP      (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED NONE
--------------                   --------          -----      --------  -------  --- ----   ----------  --------  ----   ------ ----
ADVANCED ANALOGIC TECHNOLOGI     COM               00752J108    841     183,207  SH         SOLE                  183,207
AES CORP                         COM               00130H105  1,529     131,731  SH         SOLE                  131,731
ATLAS AIR WORLDWIDE HLDGS IN     COM NEW           049164205  1,008      43,448  SH         SOLE                   43,448
BRINKS CO                        COM               109696104  1,102      37,956  SH         SOLE                   37,956
CALGON CARBON CORP               COM               129603106  1,484     106,858  SH         SOLE                  106,858
CASH AMER INTL INC               COM               14754D100  1,197      51,183  SH         SOLE                   51,183
COCA COLA ENTERPRISES INC        COM               191219104  1,136      68,241  SH         SOLE                   68,241
CONCHO RES INC                   COM               20605P101  1,219      42,476  SH         SOLE                   42,476
CORNELL COMPANIES INC            COM               219141108    931      57,421  SH         SOLE                   57,421
CPI CORP                         COM               125902106  1,143      67,282  SH         SOLE                   67,282
DARLING INTL INC                 COM               237266101    971     147,082  SH         SOLE                  147,082
DOLAN MEDIA CO                   COM               25659P402  1,158      90,542  SH         SOLE                   90,542
GENERAL CABLE CORP DEL NEW       COM               369300108  1,449      38,559  SH         SOLE                   38,559
GLOBAL CASH ACCESS HLDGS INC     COM               378967103  1,091     137,027  SH         SOLE                  137,027
GRANITE CONSTR INC               COM               387328107    991      29,784  SH         SOLE                   29,784
HARMONIC INC                     COM               413160102  1,072     182,065  SH         SOLE                  182,065
HQ SUSTAINABLE MARITIM IND I     COM NEW           40426A208    588      64,276  SH         SOLE                   64,276
HUMANA INC                       COM               444859102    856      26,544  SH         SOLE                   26,544
IMPAX LABORATORIES INC           COM               45256B101  1,590     216,086  SH         SOLE                  216,086
ISHARES TR                       RUSSELL 2000      464287655  9,194     180,000  PUT        SOLE                  180,000
JDA SOFTWARE GROUP INC           COM               46612K108  1,006      67,262  SH         SOLE                   67,262
LANDSTAR SYS INC                 COM               515098101    919      25,532  SH         SOLE                   25,532
MANTECH INTL CORP                CL A              564563104  1,243      28,883  SH         SOLE                   28,883
MYLAN INC                        PFD CONV          628530206    211         243  SH         SOLE                      243
NAVIOS MARITIME HOLDINGS INC     COM               Y62196103    721     170,332  SH         SOLE                  170,332
NCI BUILDING SYS INC             NOTE 2.125%11/1   628852AG0     87     142,000  PRN        SOLE                  142,000
NOVATEL WIRELESS INC             COM NEW           66987M604    905     100,281  SH         SOLE                  100,281
O2MICRO INTERNATIONAL LTD        SPONS ADR         67107W100  1,235     246,961  SH         SOLE                  246,961
ORION MARINE GROUP INC           COM               68628V308  1,102      58,006  SH         SOLE                   58,006
PRECISION CASTPARTS CORP         COM               740189105  1,061      14,523  SH         SOLE                   14,523
PROGRESS SOFTWARE CORP           COM               743312100  1,268      59,880  SH         SOLE                   59,880
S1 CORPORATION                   COM               78463B101  1,155     166,957  SH         SOLE                  166,957
SCHOOL SPECIALTY INC             NOTE 3.750% 8/0   807863AE5     94     100,000  PRN        SOLE                  100,000
SCHOOL SPECIALTY INC             COM               807863105    769      38,064  SH         SOLE                   38,064
SCIENTIFIC GAMES CORP            CL A              80874P109    834      52,941  SH         SOLE                   52,941
SILGAN HOLDINGS INC              COM               827048109  1,161      23,675  SH         SOLE                   23,675
SMITH INTL INC                   COM               832110100    860      33,392  SH         SOLE                   33,392
SPIRIT AEROSYSTEMS HLDGS INC     COM CL A          848574109    954      69,425  SH         SOLE                   69,425
SYKES ENTERPRISES INC            COM               871237103  1,495      82,649  SH         SOLE                   82,649
SYNERON MEDICAL LTD              ORD SHS           M87245102    702      97,276  SH         SOLE                   97,276
TELETECH HOLDINGS INC            COM               879939106  1,365      90,124  SH         SOLE                   90,124
TERADATA CORP DEL                COM               88076W103  1,003      42,823  SH         SOLE                   42,823
TEVA PHARMACEUTICAL INDS LTD     ADR               881624209  2,150      43,580  SH         SOLE                   43,580
TITAN MACHY INC                  COM               88830R101    810      63,844  SH         SOLE                   63,844
TRANSOCEAN LTD                   REG SHS           H8817H100    980      13,189  SH         SOLE                   13,189
UNITED RENTALS NORTH AMER IN     NOTE 1.875%10/1   911365AH7     94     100,000  PRN        SOLE                  100,000
VULCAN MATLS CO                  COM               929160109    899      20,863  SH         SOLE                   20,863
XTO ENERGY INC                   COM               98385X106    382      10,000  CALL       SOLE                   10,000

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